Related Parties	3 Months Ended
Mar. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

9. RELATED PARTIES

As of December 31, 2024, the Company had balance of $866,000 due from Quleduo, which is an equity investee of the Company (Note 4). The balance due from Quleduo was comprised of loan principal of $850,000 and interest receivable of $16,000.

Among the loans of $850,000, $300,000 of the loans bore interest rate of 8% per annum and remaining $550,000 of the loans were interest free. The loans were repayable in 12 months from the lending. The loans were made to support the operating activities of the equity investee.

For the three months ended March 31, 2025, the Company collected repayment of $111,900 from Quleduo, and recognized interest income of $4,700.

As of March 31, 2025, the Company had balance of $758,800 due from Quleduo, which was comprised of loan principal of $756,100 and interest receivable of $2,700.

For the three months ended March 31, 2024, the Company did not enter into any related party transactions.